Shareholders' equity - Ordinary shares purchased on market (Details)	6 Months Ended
Mar. 31, 2020 $ / shares shares
Share-based payments
Treasury shares purchased - average price | $ / shares	$ 24.52
Treasury shares sold - average price | $ / shares	$ 25.17
Ordinary shares
Share-based payments
Number of treasury shares purchased	114,376
Number of treasury shares sold	(551,659)
Net number of ordinary shares purchased/(sold) on market	2,465,785
Employee Share Plan (ESP)
Share-based payments
Average share price, ordinary shares | $ / shares	$ 26.46
Employee Share Plan (ESP) | Ordinary shares
Share-based payments
Number of ordinary shares purchased on market	931,524
RSP
Share-based payments
Average share price, ordinary shares | $ / shares	$ 24.46
RSP | Ordinary shares
Share-based payments
Number of ordinary shares purchased on market	1,820,433
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Average share price, ordinary shares | $ / shares	$ 27.51
Westpac Performance Plan (WPP) | Share rights | Ordinary shares
Share-based payments
Number of ordinary shares purchased on market	151,111